Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Advances in aid of construction	$ 102,897	$ 88,135
Asset retirement obligations	42,694	41,754	$ 47,047
Environmental remediation obligation	41,714	40,772	$ 42,457
Deferred credits and contingent consideration	34,915	17,542
Customer deposits	34,784	36,294
Unamortized investment tax credits	17,180	17,255
Contingent liability (note 21(a))	15,656	84,641
Lease liabilities	10,691	7,742
Hook-up fees	1,499	7,425
Contract adjustment payments	0	39,590
Other	8,033	8,384
Other long-term liabilities	310,063	389,534
Less: current portion	(36,265)	(79,315)
Other long-term liabilities, excluding current	$ 273,798	$ 310,219